EXPLORATION AND EVALUATION INTERESTS - Assets (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period		$ 75,074,000	$ 1,837,000
Adjust closure liability		(18,000)	305,000
Land costs		475,000	72,932,000
Exploration and evaluation assets at end of period	$ 75,074,000	75,531,000	75,074,000
Eskay
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period		73,182,000	250,000
Adjust closure liability		787,000
Land costs		475,000	72,932,000
Exploration and evaluation assets at end of period	73,182,000	74,444,000	73,182,000
Additions to exploration rights	72,164,000
Legal fees for completion of acquisition	768,000
Snip
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period		1,892,000	1,587,000
Adjust closure liability		(805,000)	305,000
Exploration and evaluation assets at end of period	$ 1,892,000	$ 1,087,000	$ 1,892,000